Goodwill and Intangible assets - Carrying Amount of Goodwill (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Goodwill [Line Items]
Begining	₨ 1,629,510.3	$ 19,074.2	₨ 74,937.9
Goodwill on acquisition during the year	0.0	0.0	1,628,148.5
Less: Goodwill Derecognised on disposal during the year	0.0	0.0	73,576.1
Ending	1,629,510.3	$ 19,074.2	1,629,510.3
Retail Banking [Member]
Goodwill [Line Items]
Begining	443,017.5		74,937.9
Goodwill on acquisition during the year	0.0		368,079.6
Less: Goodwill Derecognised on disposal during the year	0.0		0.0
Ending	443,017.5		443,017.5
Wholesale Banking [Member]
Goodwill [Line Items]
Begining	71,617.3		0.0
Goodwill on acquisition during the year	0.0		71,617.3
Less: Goodwill Derecognised on disposal during the year	0.0		0.0
Ending	71,617.3		71,617.3
Treasury Services [Member]
Goodwill [Line Items]
Begining	0.0		0.0
Goodwill on acquisition during the year	0.0		0.0
Less: Goodwill Derecognised on disposal during the year	0.0		0.0
Ending	0.0		0.0
Insurance Services [Member]
Goodwill [Line Items]
Begining	959,080.0		0.0
Goodwill on acquisition during the year	0.0		959,080.0
Less: Goodwill Derecognised on disposal during the year	0.0		0.0
Ending	959,080.0		959,080.0
Other Segments [Member]
Goodwill [Line Items]
Begining	155,795.5		0.0
Goodwill on acquisition during the year	0.0		229,371.6
Less: Goodwill Derecognised on disposal during the year	0.0		73,576.1
Ending	₨ 155,795.5		₨ 155,795.5